                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RiverSource LIfe Insurance Company of New York
Address: Ameriprise Financial Center
         Minneapolis, MN 55474-0000

Form 13F File Number: 28-1046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Stewart
Title: Sr. Vice President & Controller
Phone: 612-678-4769

Signature, Place, and Date of Signing:


/s/ David Stewart                       Minneapolis, MN   January 25, 2010
-------------------------------------   ---------------   ----------------
[Signature]                              [City, State]        [Date]

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
-------------------    --------------------------
28-139                 Ameriprise Financial, Inc.